Regulatory capital requirements - Additional Information (Details) - Standardized approach - Basel III	Dec. 31, 2019	Dec. 31, 2018
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
CET 1 minimum ratio required ratio	6.50%	6.50%
Tier one risk based capital required for capital adequacy ratio	8.00%	8.00%
Capital required for capital adequacy ratio	10.00%	10.00%
Leverage ratio required	5.00%	5.00%